Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve of share-based payments [member]	Accumulated Losses [Member]	Retained earnings [member]	Revaluation surplus [member]	Reserve of exchange differences on translation [member]	Reserve of cash flow hedges [member]	Financial Assets At F V T O C I [Member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]	Other equity interest [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 83	$ 4,963,774	$ 765,639	$ (701,062)		$ 64,577	$ (108,356)	$ (7,486)	$ (22,298)	$ 489	$ 4,890,783
IfrsStatementLineItems [Line Items]
Net income for the year				1,030,530		1,030,530					1,030,530		$ 1,030,530
Share-based compensation, net of shares withheld for employee taxes			160,309			160,309					160,309
Stock options exercised		9,148									9,148
Other comprehensive income, net of tax
Cash flow hedge								19,903			19,903
Fair value changes - financial assets at FVTOCI									30,296		30,296
Currency translation on foreign entities							243,853				243,853
Own credit adjustment										29	29
Shares issued to service providers			21,533			21,533					21,533
Shares issued	1										1
Ending balance, value at Dec. 31, 2023	84	4,972,922	947,481	329,468	$ 1,276,949	1,276,949	135,497	12,417	7,998	518	6,406,385		6,406,385
IfrsStatementLineItems [Line Items]
Net income for the year					1,972,112						1,972,112		1,972,112
Share-based compensation, net of shares withheld for employee taxes					170,252						170,252		170,252
Shares issued on business acquisition		75,308									75,308		75,308
Stock options exercised		5,546									5,546		5,546
Increase in non-controlling interests												787	787
Other comprehensive income, net of tax
Cash flow hedge								10,333			10,333		10,333
Fair value changes - financial assets at FVTOCI									3,584		3,584		3,584
Currency translation on foreign entities							(998,474)				(998,474)		(998,474)
Own credit adjustment										(40)	(40)		(40)
Shares issued to service providers					1,283						1,283		1,283
Ending balance, value at Dec. 31, 2024	84	5,053,776			3,420,596		(862,977)	22,750	11,582	478	7,646,289	787	7,647,076
IfrsStatementLineItems [Line Items]
Net income for the year					2,868,892						2,868,892	2,780	2,871,672
Share-based compensation, net of shares withheld for employee taxes					122,175						122,175		122,175
Shares issued to service providers					1,037						1,037		1,037
Shares issued on business acquisition		2,467									2,467		2,467
Stock options exercised		6,221									6,221		6,221
Increase in non-controlling interests												27,047	27,047
Other comprehensive income, net of tax
Cash flow hedge								(26,826)			(26,826)		(26,826)
Fair value changes - financial assets at FVTOCI									3,714		3,714		3,714
Currency translation on foreign entities							666,959				666,959		666,959
Own credit adjustment										20	20		20
Ending balance, value at Dec. 31, 2025	$ 84	$ 5,062,464			$ 6,412,700		$ (196,018)	$ (4,076)	$ 15,296	$ 498	$ 11,290,948	$ 30,614	$ 11,321,562